Pensions, Other Postretirement And Postemployment Obligations And Benefits	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Pensions, Other Postretirement And Postemployment Obligations And Benefits [Abstract]
Pensions, Other Postretirement And Postemployment Obligations And Benefits

8. Pensions, Other Post-retirement and Post-employment Benefits

The Company accounts for its pensions, other post-retirement and post-employment benefit plans in accordance with ASC Topic 715, Compensation—Retirement Benefits ("Topic 715"). The Company has defined benefit pension plans covering substantially all of its U.S. and Canadian employees and employees of certain subsidiaries in other countries. Benefits are generally based on the employee's years of service and compensation. These plans are funded in conformity with the funding requirements of applicable government regulations. The Company has post-employment plans in various countries which consist primarily of payments to be made to employees upon termination of employment, as defined, and are accrued according to local statutory laws in the respective countries. The Company also sponsors various unfunded defined contribution plans that provide for retirement benefits to employees, some in accordance with local government requirements. The Company also maintains a funded retirement savings plan for U.S. employees which is qualified under Section 401(k) of the U.S. Internal Revenue Code. The plan allows eligible employees to contribute up to 15% of their compensation (plus catch-up contributions for participants over age 50), with the Company matching 200% of the first 1% of employee compensation and 100% of the next 4% of employee compensation. During the first quarter of 2009, the Company had suspended the plan, but reinstated it in 2010. The following represents the approximate matching contribution expense for the three and nine months ended September 30, 2011 and 2010:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2011	2010	2011	2010
Matching contribution expense	$430	$401	$1,310	$1,244

As required by Topic 715, the following tables summarize the components of net periodic benefit cost:

Defined Benefit Plans

	Three Months Ended September 30,		Nine Months Ended September 30,
	2011	2010	2011	2010
Service cost	$679	$953	$2,090	$2,857
Interest cost	1,939	1,641	5,968	5,026
Expected return on plan assets	(1,413)	(1,001)	(4,350)	(3,009)
Amortization of prior service cost	4	4	12	11
Amortization of net loss	355	196	1,093	559

Net periodic benefit cost	$1,564	$1,793	$4,813	$5,444

10. Pensions, Other Postretirement and Postemployment Obligations

Pension Plans

The Company has defined benefit pension plans covering substantially all of its U.S. and Canadian employees, and employees of certain subsidiaries in other countries. Benefits are generally based on the employees' years of service and compensation. These plans are funded in conformity with the funding requirements of applicable government regulations.

The Company also provides additional unfunded supplemental retirement benefits to two of its officers and certain other former employees, which have been included in the benefit costs below.

Postretirement Plans

In addition to defined benefit pension plans, the Company sponsors various unfunded defined contribution plans that provide for retirement benefits to employees, some in accordance with local government requirements.

Also, the Company had sponsored an unfunded plan that offered the opportunity to obtain health insurance benefits to a certain group of retired U.S. employees and their covered dependents and beneficiaries. A portion of this plan was contributory, with retiree contributions adjusted periodically, as well as other cost-sharing features, such as deductibles and coinsurance. Eligibility varied according to date of hire, age and length of service. Certain retirees also have a life insurance benefit provided at no cost.

During the third quarter of 2008, the Company made and communicated the following decisions related to certain of its U.S. pension plans, postretirement benefit plans and 401(k) plans:

a)

Freezing benefit pension accruals under its Pension Plan for U.S. Salaried and Non-Union Hourly Employees (the "Pension Plan") effective December 31, 2008 so that future service beyond December 31, 2008 is not to be credited under the Pension Plan. Employees who were vested as of December 31, 2008 are entitled to their benefit earned as of December 31, 2008. Current employees who were not vested as of December 31, 2008 are entitled to their benefit earned as of December 31, 2008 upon five years of continuous employment from date of hire.

b)	No longer sponsoring or funding, as of December 31, 2008, its U.S. retiree health insurance program under which the Company offered health insurance benefits to a certain group of retired U.S. employees and their covered dependents and beneficiaries.

c)	Increasing its 401(k) plan match in the United States from 4% of eligible compensation to 6% as of January 1, 2009. Subsequently, in February, 2009 the Company announced that it will not implement this increase and instead will suspend the employer match until further notice. In January 2010, the Company announced that the increase will be implemented for 2010.

As a result of the decision to freeze benefits under the Pension Plan and to terminate the sponsorship of its U.S. retiree health insurance program, the Company recorded the following, in accordance with the applicable accounting literature: (i) pre-tax curtailment/settlement gains of $39,968 in its income statement during the quarter ended September 30, 2008, (ii) a decrease in its pension and postretirement liability of $31,951 as of September 30, 2008 and (iii) a charge to Other Comprehensive Income of $8,017. The above amounts also include a loss of $201 as a result of the settlement of one of the Company's Canadian pension plans.

In accordance with the provisions of ASC Topic 715-20-50, Compensation—Retirement Benefits ("Topic 715"), the measurement date for defined benefit plans outside the U.S. is December 31 for the years ended December 31, 2010, 2009 and 2008.

Postemployment Obligations

The Company has postemployment plans in various countries and accounts for these plans in accordance with Topic 715. The Company's postemployment obligations consist primarily of payments to be made to employees upon termination of employment, as defined, and are accrued according to local statutory laws in the respective countries. The Company's obligation for postemployment benefits amounted to $1,992 and $2,534 as of December 31, 2010 and 2009, respectively.

Benefit Obligations and Plan Assets

A summary of the changes in benefit obligations and plan assets as of December 31, 2010 and 2009 is presented below.

	Defined Benefit Plans		Other Postretirement Benefit Plans
	2010	2009	2010	2009
Change in benefit obligation
Benefit obligation at beginning of year	$133,097	$114,410	$558	$883
Service cost	3,570	2,986	—	—
Interest cost	6,843	6,718	62	84
Plan participants' contributions	109	111	—	—
Actuarial (gain) loss	7,783	11,938	(2)	(6)
Currency translation impact	(2,844)	6,325	—	—
Curtailment/settlement gain	(32)	(1,250)	—	—
Administrative expenses paid	(215)	(379)	—	—
Benefits paid	(7,814)	(7,762)	(20)	(403)

Benefit obligation at end of year	$140,497	$133,097	$598	$558

	Defined Benefit Plans		Other Postretirement Benefit Plans
	2010	2009	2010	2009
Change in plan assets
Fair value of plan assets at beginning of year	$61,312	$47,141	$—	$—
Actual return on plan assets	7,063	9,975	—	—
Employer contributions	9,899	8,276	—	—
Plan participants' contributions	109	111	—	—
Administrative expenses paid	(215)	(379)	—	—
Currency translation impact	(270)	3,950	—	—
Benefits paid	(7,814)	(7,762)	—	—

Fair value of plan assets at end of year	$70,084	$61,312	$—	$—

Funded status (1)	$(70,413)	$(71,785)	$(598)	$(558)

(1)	In accordance with Topic 715, $3,591 and $4,225 of this amount is recorded in accrued expenses as of December 31, 2010 and 2009, respectively.

All of the Company's pension plans that comprise the pension obligation amounts above, have a projected benefit obligation equal to or in excess of plan assets as of the years ended December 31, 2010 and 2009. The accumulated benefit obligation was $131,884 and $125,591 as of the years ended December 31, 2010 and 2009, respectively.

Information for pension plans with an accumulated benefit obligation in excess of plan assets is as follows:

	December 31
	2010	2009
Projected benefit obligation	$140,497	$133,097
Accumulated benefit obligation	131,884	125,591
Fair value of plan assets	70,084	61,312

Components of Net Periodic Benefit Cost

	Defined Benefit Plans			Other Postretirement Benefit Plans
	2010	2009	2008	2010	2009	2008
Service cost	$3,570	$2,986	$5,601	$—	$—	$489
Interest cost	6,843	6,718	6,985	26	84	1,364
Expected return on plan assets	(4,409)	(3,792)	(5,138)	—	—	—
Amortization of prior service cost	15	38	106	—	—	(418)
Amortization of net (gain) loss	982	1,230	666	(7)	(4)	(62)
Curtailment (gain) loss	126	282	(3,451)	—	—	(36,517)

Net periodic benefit cost	$7,127	$7,462	$4,769	$19	$80	$(35,144)

For defined benefit plans, the estimated net loss and prior service cost to be amortized from accumulated other comprehensive loss during 2011 is expected to be $1,268 and $14 respectively.

	Defined Benefit Plans		Other Postretirement Benefit Plans
	2010	2009	2010	2009
Additional Information
Change in funded status included in accumulated other comprehensive loss, net of tax	$(3,609)	$(2,244)	N/A	N/A

Assumptions

Weighted-average assumptions used to determine benefit obligations at December 31 are as follows:

	Defined Benefit Plans		Other Postretirement Benefit Plans
	2010	2009	2010	2009
Discount rate	5.16%	5.57%	4.50%	5.00%
Rate of compensation increase	3.78	3.81	—	—

Weighted-average assumptions used to determine net periodic benefit cost for years ended December 31 are as follows:

	Defined Benefit Plans		Other Postretirement Benefit Plans
	2010	2009	2010	2009
Discount rate	5.57%	5.99%	5.00%	6.00%
Expected long-term return on plan assets	7.16	7.50	—	—
Rate of compensation increase	3.81	3.82	—	—

Plan Assets

The percentage of fair value of total plan assets for funded plans are invested as follows:

	Plan Assets at December 31
Asset Category	2010	2009
Marketable equities	65%	61%
Fixed income securities	35	39

Total	100%	100%

The Company's plan assets are invested in the U.S., the United Kingdom ("UK") and Canada. Plan asset investments are accounted for at cost on the trade date and are reported at fair value. Canadian plan assets totaling $19,009 are classified as Level 2 within the fair value hierarchy. All other plan assets totaling $51,075 are classified as Level 1. In general, plan assets are exposed to various risks, such as interest rate risk, credit risk, and overall market volatility. Due to the level of risk associated with certain investments, it is reasonably possible that changes in the values of investments will occur in the near term and that such changes could materially affect the amounts reported in the plan assets. The investment objective of the plans is to maximize the return on plan assets over a long time horizon, while meeting the plan obligations. Investment risk is substantially reduced by diversification of investments within particular asset classes. The expected future rate of return on plan assets is based on historic performance of bonds and equities and the higher returns expected by equity-based capital relative to debt capital. The agreements with the fund managers include a number of restrictions which are designed to ensure that only suitable investments are held. Generally, investment performance is provided to and reviewed by the Company on a quarterly basis. If any changes take place in the legal, regulatory or tax environment which impact the investment of the portfolios or the investment returns, the fund manager is expected to notify the Company immediately and to advise on their anticipated impact.

Details relating to the Company's plan assets are as follows:

U.S. Plan Assets: Approximately 86% of the Company's plan assets are invested in the U.S., of which 56% are invested in marketable equity securities and 44% are invested in fixed income securities managed by the fund manager. This allocation is in accordance with the strategic allocation adopted by the Company's pension committee comprising of approximately 60% equity investment and 40% bond investment.

UK Plan Assets: Approximately 62% of the Company's plan assets are invested in the UK, of which 40% are invested in marketable equity securities and 60% are invested in fixed income securities managed by the fund manager. The trustees of the UK pension plan have adopted a strategic allocation comprising of 60% equity investment and 40% bond investment. The allocation of equity investments between UK domestic and UK foreign equities is 40% and 60%, respectively and the fixed income bond investment is allocated equally between government and corporate bonds in the UK. Investment risk is substantially reduced by diversification of investments and accordingly, assets are invested 60% in the fund manager's Global Equity Index Fund, 20% in the Over 15 Year Gilts Index Fund (20%) and 20% in the AAA-AA-A Bonds Over 15 Year Index Fund . The majority of the Plan liabilities are linked to price and salary inflation. The policy is therefore to invest the majority of the assets in investments which are expected to exceed price inflation and general salary growth over long periods.

Canadian Plan Assets: Approximately 25% of the Company's plan assets are invested in Canada, of which 68% are invested in marketable equity securities and 32% are invested in fixed income securities managed by the fund manager. The Company's pension committee has adopted a strategic allocation comprising of approximately 65% equity investment and 35% bond investment. The target allocation of equity investments between Canadian domestic and Canadian foreign equities is approximately 50% each. As of December 31, 2010, assets were invested 86% in the fund manager's Balanced Pension Trust Series O and 14% in the U.S. Pooled Pension Fund Series O. Investments are made with due consideration for the overall funds' risk and expected return.

Contributions

The Company expects to make contributions and direct benefit payments of approximately $7,722 (unaudited) under its defined benefit plans in 2011.

Estimated Future Benefit Payments

The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

	Defined Benefit Plans	Other Postretirement Benefit Plans
2011	$6,945	$58
2012	6,422	57
2013	6,696	55
2014	7,237	54
2015	7,442	51
Years 2016–2019	37,397	219

The Company also maintains a funded retirement savings plan for U.S. employees which is qualified under Section 401(k) of the U.S. Internal Revenue Code. During 2008, the plan allowed eligible employees to contribute up to 15% of their compensation (plus catch-up contributions for participants over age 50), with the Company matching 100% of up to the first 4% of employee compensation. The Company suspended the matching contribution in February 2009 but for 2010 removed the suspension and enhanced the match to 200% of the first 1% of employee compensation and 100% of the next 4% of employee compensation. Costs associated with the Plan are charged to the consolidated statements of operations and amounted to $1,656, $256 and $1,169 for the years ended December 31, 2010, 2009 and 2008, respectively.